Appendix IV - Movement in Rights of Use (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Movement in Right of Use
Right of use assets, at beginning of period	[1]	€ 945,240	€ 981,260
Additions, depreciation		(82,116)	(78,543)
Additions, net		(3,066)	24,361
Transfers			(487)
Disposals		(16,803)	(33,050)
Translation differences		42,933	26,844
Right of use assets, at end of period		968,304	945,240	[1]
Land and buildings
Movement in Right of Use
Right of use assets, at beginning of period		933,304
Right of use assets, at end of period		956,617	933,304
Buildings
Movement in Right of Use
Additions, depreciation		(74,929)	(71,157)
Machinery
Movement in Right of Use
Right of use assets, at beginning of period		3,718
Additions, depreciation		(1,522)	(1,507)
Right of use assets, at end of period		3,173	3,718
Computer equipment
Movement in Right of Use
Right of use assets, at beginning of period		764
Additions, depreciation		(559)	(860)
Right of use assets, at end of period		1,032	764
Vehicles
Movement in Right of Use
Right of use assets, at beginning of period		7,454
Additions, depreciation		(5,106)	(5,019)
Right of use assets, at end of period		7,482	7,454
Gross carrying amount
Movement in Right of Use
Right of use assets, at beginning of period		1,250,189	1,232,804
Additions		79,050	102,904
Transfers		385	(5,528)
Disposals		(25,381)	(45,556)
Translation differences		59,213	34,435
Right of use assets, at end of period		1,363,456	1,250,189
Gross carrying amount | Land and buildings
Movement in Right of Use
Right of use assets, at beginning of period		1,216,059	1,198,363
Additions		71,698	94,699
Transfers		505	(1,957)
Disposals		(21,369)	(41,103)
Translation differences		58,094	33,943
Right of use assets, at end of period		1,324,987	1,216,059
Gross carrying amount | Machinery
Movement in Right of Use
Right of use assets, at beginning of period		7,693	6,664
Additions		854	2,871
Transfers		(120)	(1,008)
Disposals		(167)	(658)
Translation differences		365	176
Right of use assets, at end of period		8,625	7,693
Gross carrying amount | Computer equipment
Movement in Right of Use
Right of use assets, at beginning of period		4,221	6,819
Additions		852	597
Transfers			(2,484)
Disposals		(745)	(604)
Translation differences		199	107
Right of use assets, at end of period		4,527	4,221
Gross carrying amount | Vehicles
Movement in Right of Use
Right of use assets, at beginning of period		22,216	20,958
Additions		5,646	4,737
Transfers			(79)
Disposals		(3,100)	(3,191)
Translation differences		555	209
Right of use assets, at end of period		25,317	22,216
Accumulated depreciation
Movement in Right of Use
Right of use assets, at beginning of period		(304,949)	(251,544)
Additions, depreciation		(82,116)	(78,543)
Transfers		(385)	5,041
Disposals		8,578	12,506
Translation differences		(16,280)	(7,591)
Right of use assets, at end of period		(395,152)	(304,949)
Accumulated depreciation | Land and buildings
Movement in Right of Use
Right of use assets, at beginning of period		(282,755)	(229,605)
Additions, depreciation		(74,929)	(71,157)
Transfers		(505)	1,957
Disposals		5,206	8,830
Translation differences		(15,387)	(7,220)
Right of use assets, at end of period		(368,370)	(282,755)
Accumulated depreciation | Machinery
Movement in Right of Use
Right of use assets, at beginning of period		(3,975)	(3,647)
Additions, depreciation		(1,522)	(1,507)
Transfers		120	523
Disposals		164	590
Translation differences		(239)	(66)
Right of use assets, at end of period		(5,452)	(3,975)
Accumulated depreciation | Computer equipment
Movement in Right of Use
Right of use assets, at beginning of period		(3,457)	(5,793)
Additions, depreciation		(559)	(860)
Transfers			2,516
Disposals		710	580
Translation differences		(189)	(100)
Right of use assets, at end of period		(3,495)	(3,457)
Accumulated depreciation | Vehicles
Movement in Right of Use
Right of use assets, at beginning of period		(14,762)	(12,499)
Additions, depreciation		(5,106)	(5,019)
Transfers			45
Disposals		2,498	2,506
Translation differences		(465)	(205)
Right of use assets, at end of period		€ (17,835)	€ (14,762)

[1]	Restated figures (Note 2.d)